SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 7) (USD $) In Thousands, unless otherwise specified							10 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Debt related to Special Consideration Properties (elected for Fair Value option)	Dec. 31, 2011 Debt related to Special Consideration Properties (elected for Fair Value option) Fair Value Estimate of Special Consideration Properities	Dec. 31, 2010 Debt related to Special Consideration Properties (elected for Fair Value option) Significant Unobservable Inputs (Level 3)	Dec. 31, 2009 Predecessor	Nov. 09, 2010 Predecessor Debt related to Special Consideration Properties (elected for Fair Value option)	Dec. 31, 2009 Predecessor Debt related to Special Consideration Properties (elected for Fair Value option)	Dec. 31, 2009 Predecessor Similar eligible debt (not elected for Fair Value option)	Dec. 31, 2009 Predecessor Debt not eligible for Fair Value option	Dec. 31, 2009 Predecessor Market rate adjustments
Fair Value option disclosures
Mortgages, notes and loans payable			$ 644,277	$ 556,415	$ 556,415	$ 7,300,772		$ 316,966	$ 4,233,747	$ 3,010,301	$ (260,242)
Mortgages, notes and loans payable	17,143,014	17,841,757
Gain in reorganization items							36,243	54,224
Interest Expense							$ 29,694	$ 36,737